INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consist of the following:

	September 30, 2013	December 31, 2012
Capitalized Software Development Costs	$1,592,679	$1,276,406
Less: Accumulated amortization	(567,067)	(352,957)
Net capitalized development costs	$1,025,612	$923,449

During the nine months ended September 30, 2013, the Company issued 1,000,000 shares of its common stock valued at $150,000 to acquire software based on the share price on the date of the transaction.  The Company recorded the fair value of the shares issued as an intangible asset with an estimated useful life of 5 years.

Amortization expense relating to the capitalized development costs was $79,906 and $54,152 for the three months ended September 30, 2013 and 2012, respectively and $214,110 and $164,906 for the nine months ended September 30, 2013 and 2012, respectively. Amortization for the next five years is estimated to be as follows:

2013 (remaining)	$79,199
2014	319,484
2015	296,299
2016	204,648
2017	92,981
Thereafter	33,001
Total	$1,025,612

6.  Intangibles

Intangible assets consist of the following at December 31, 2012 and 2011:

	12/31/2012	12/31/2011
Capitalized Software Development Costs	$1,276,406	$948,153
Less: Accumulated amortization	(352,957)	(133,279)
Net capitalized development costs	$923,449	$814,874

The capitalized software development costs include $-0- and $8,890 interest capitalized for the years ended December 31, 2012 and 2011, respectively.  The amortization expense relating to the capitalized development costs was $226,503 and $121,342 for the years ended December 31, 2012 and 2011, respectively.  Amortization expense for the next five years is estimated to be as follows:

2013	$256,230
2014	256,230
2015	233,230
2016	141,394
2017	36,555
Total	$923,639